Schedule of Investments
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.65%
Brazil–9.22%
Arcos Dorados Holdings, Inc., Class A	3,152,204	$30,450,291
MercadoLibre, Inc.(a)	7,639	12,748,727
Multiplan Empreendimentos Imobiliarios S.A.	8,275,029	35,053,825
Raia Drogasil S.A.	5,778,536	28,197,200
TOTVS S.A.	5,499,600	26,981,940
		133,431,983
China–17.03%
Airtac International Group	1,346,000	34,502,915
China Mengniu Dairy Co. Ltd.	8,398,000	14,052,311
China Resources Beer (Holdings) Co. Ltd.	7,132,000	22,187,108
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	6,858,000	35,843,304
Prosus N.V.(a)	498,697	17,396,188
Shenzhen Inovance Technology Co. Ltd., A Shares	2,643,003	17,047,004
Tencent Holdings Ltd.	1,102,000	50,853,393
Tongcheng Travel Holdings Ltd.(b)	19,538,400	34,017,375
Wuliangye Yibin Co. Ltd., A Shares	1,170,960	20,572,859
		246,472,457
Egypt–1.84%
Eastern Co. S.A.E.	21,718,228	9,995,561
EFG Holding S.A.E.(a)	38,434,502	16,713,902
		26,709,463
France–3.01%
Bollore SE	7,005,869	43,610,403
Hong Kong–1.67%
AIA Group Ltd.	3,622,400	24,229,710
Hungary–4.44%
Richter Gedeon Nyrt	2,253,513	64,252,959
India–11.73%
Cyient Ltd.	444,057	9,341,726
Emami Ltd.	3,724,607	36,388,943
HDFC Bank Ltd., ADR	942,491	56,558,885
MakeMyTrip Ltd.(a)(c)	201,260	18,835,923
SBI Life Insurance Co. Ltd.(b)	2,317,311	48,632,190
		169,757,667
Indonesia–6.70%
PT Bank Central Asia Tbk	74,699,200	47,300,315
PT Bank Rakyat Indonesia (Persero) Tbk	64,743,800	18,629,386
PT Kalbe Farma Tbk	317,957,000	31,087,352
		97,017,053
Macau–0.77%
Galaxy Entertainment Group Ltd.	2,641,000	11,102,558
Malaysia–1.10%
KPJ Healthcare Bhd.	39,470,600	15,995,219
Shares		Value
Mexico–4.89%
Bolsa Mexicana de Valores S.A.B. de C.V.	13,383,577	$20,832,147
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	11,805,792	20,999,622
Wal-Mart de Mexico S.A.B. de C.V., Series V	8,706,810	28,955,716
		70,787,485
Nigeria–0.65%
Zenith Bank PLC	458,307,604	9,492,656
Philippines–6.64%
BDO Unibank, Inc.	20,931,772	49,237,680
SM Investments Corp.	753,600	11,745,199
SM Prime Holdings, Inc.	71,043,900	35,102,416
		96,085,295
Poland–1.26%
Allegro.eu S.A.(a)(b)	1,991,444	18,293,445
Russia–0.00%
Detsky Mir PJSC(a)(d)	6,640,610	7
Moscow Exchange MICEX-RTS PJSC(d)	11,806,000	12
Sberbank of Russia PJSC(d)	11,900,044	12
Sberbank of Russia PJSC, Preference Shares(d)	15,636,015	15
		46
South Africa–1.36%
Naspers Ltd.	101,752	19,688,640
South Korea–5.11%
LEENO Industrial, Inc.	66,439	9,780,478
Samsung Electronics Co. Ltd.	1,040,179	64,139,745
		73,920,223
Taiwan–13.33%
ASPEED Technology, Inc.	91,000	11,465,967
MediaTek, Inc.	1,145,000	43,607,461
Taiwan Semiconductor Manufacturing Co. Ltd.	3,969,000	115,780,847
Visual Photonics Epitaxy Co. Ltd.	4,762,000	22,076,347
		192,930,622
Thailand–3.83%
Bangkok Dusit Medical Services PCL, Foreign Shares	44,318,400	32,636,427
Central Pattana PCL, Foreign Shares	14,735,400	22,748,016
		55,384,443
United Arab Emirates–3.07%
Emaar Properties PJSC	18,920,257	44,452,464
Total Common Stocks & Other Equity Interests (Cost $1,202,466,450)		1,413,614,791
Money Market Funds–2.41%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f)	12,217,392	12,217,392

See accompanying notes which are an integral part of this schedule.
Invesco EQV Emerging Markets All Cap Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.20%(e)(f)	22,691,428	$22,691,428
Total Money Market Funds (Cost $34,908,820)		34,908,820
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.06% (Cost $1,237,375,270)		1,448,523,611
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.05%
Invesco Private Government Fund, 5.30%(e)(f)(g)	196,025	196,025
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.48%(e)(f)(g)	505,739	$505,891
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $701,916)		701,916
TOTAL INVESTMENTS IN SECURITIES—100.11% (Cost $1,238,077,186)		1,449,225,527
OTHER ASSETS LESS LIABILITIES–(0.11)%		(1,607,096)
NET ASSETS–100.00%		$1,447,618,431
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $136,786,314, which represented 9.45% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,555,275	$97,729,297	$(112,067,180)	$-	$-	$12,217,392	$789,911
Invesco Liquid Assets Portfolio, Institutional Class	18,967,089	67,676,634	(86,646,672)	(2,663)	5,612	-	569,227
Invesco Treasury Portfolio, Institutional Class	30,348,885	122,414,816	(130,072,273)	-	-	22,691,428	911,163
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,225,731	41,192,263	(45,221,969)	-	-	196,025	183,945*
Invesco Private Prime Fund	10,866,907	97,190,736	(107,548,788)	-	(2,964)	505,891	494,546*
Total	$90,963,887	$426,203,746	$(481,556,882)	$(2,663)	$2,648	$35,610,736	$2,948,792

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV Emerging Markets All Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$133,431,983	$—	$—	$133,431,983
China	—	246,472,457	—	246,472,457
Egypt	—	26,709,463	—	26,709,463
France	—	43,610,403	—	43,610,403
Hong Kong	—	24,229,710	—	24,229,710
Hungary	—	64,252,959	—	64,252,959
India	75,394,808	94,362,859	—	169,757,667
Indonesia	—	97,017,053	—	97,017,053
Macau	—	11,102,558	—	11,102,558
Malaysia	—	15,995,219	—	15,995,219
Mexico	70,787,485	—	—	70,787,485
Nigeria	—	9,492,656	—	9,492,656
Philippines	—	96,085,295	—	96,085,295
Poland	—	18,293,445	—	18,293,445
Russia	—	—	46	46
South Africa	—	19,688,640	—	19,688,640
South Korea	—	73,920,223	—	73,920,223
Taiwan	—	192,930,622	—	192,930,622
Thailand	—	55,384,443	—	55,384,443
United Arab Emirates	—	44,452,464	—	44,452,464
Money Market Funds	34,908,820	701,916	—	35,610,736
Total Investments	$314,523,096	$1,134,702,385	$46	$1,449,225,527
Invesco EQV Emerging Markets All Cap Fund